Shareholders' Deficit - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares	Dec. 31, 2020 $ / shares shares
Shareholders' Deficit
Ownership percentage of issued and outstanding ordinary shares by initial shareholders	20.00%	20.00%
Ratio to be applied to the stock in the conversion	1	1
Class A ordinary shares
Shareholders' Deficit
Common shares, shares authorized (in shares)	500,000,000	500,000,000			500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)					0
Common shares, shares outstanding (in shares)					0
Class A ordinary shares subject to possible redemption
Shareholders' Deficit
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	41,400,000	41,400,000
Common shares, shares outstanding (in shares)	41,400,000	41,400,000
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit
Common shares, shares issued (in shares)	0	0			0
Common shares, shares outstanding (in shares)	0	0			0
Class B ordinary shares
Shareholders' Deficit
Common shares, shares authorized (in shares)	50,000,000	50,000,000			50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	10,350,000	10,350,000	10,350,000		10,350,000
Common shares, shares outstanding (in shares)	10,350,000	10,350,000	10,350,000	10,350,000	10,350,000
Ownership percentage of issued and outstanding ordinary shares by initial shareholders		20.00%
Class B ordinary shares | Common Stock
Shareholders' Deficit
Common shares, shares issued (in shares)		41,400,000
Common shares, shares outstanding (in shares)					0